Subsequent Events (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2024 BRL (R$) shares	Dec. 31, 2024 USD ($) shares
Subsequent events [Line Itens]
Share repurchase, number of shares | shares	1,581,532	1,581,532
Repurchase of treasury shares	R$ 61,452
Weight average repurchase share | $		$ 6.38
Short-term borrowing	2,521,000
Interest Rate CDI [Member]
Subsequent events [Line Itens]
Other borrowings	R$ 950,000
Borrowings, interest rate	100.00%
Not later than one year [member] | Interest Rate CDI [Member]
Subsequent events [Line Itens]
Borrowings, interest rate	107.00%